Nature of Operations - Additional Information (Details) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2026	Jan. 31, 2025	Apr. 30, 2025
Disclosure Of Nature Of Operations [Line Items]
Operating losses	$ 3,930	$ 21,521	$ 10,084	$ 28,073
Accumulated deficit	138,864		138,864		$ 128,794
Cash on hand	$ 14,100		$ 14,100